SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Securities excluded from the diluted per share calculation
Securities excluded from the diluted per share calculation
	Six Months Ended
	June 30,
	2023	2022
Convertible notes and accrued interest	397,043,404	794,451,846
Preferred Stock	296,201,242	255,284,000
Stock options	13,650,002	13,650,002
Warrants	80,000,000	90,096,875
Potentially dilutive securities	786,894,648	1,153,482,723

	Year Ended
	December 31,	December 31,
	2022	2021

Convertible notes and accrued interest	268,563,014	361,265,001
Preferred Stock	296,201,242	227,787,627
Stock options	12,900,000	12,900,000
Warrants	66,446,875	81,346,875
Potentially dilutive securities	644,111,131	683,299,503

Schedule of warranty liability
Schedule of fair value warrant liabilities
	June 30, 2023	December 31, 2022
Warrant liability:
Balance at beginning of period	$1,599,000	$606,000
Additions	-	-
Change in fair value	(747,000)	(993,000)
Balance at end of year	$852,000	$1,599,000

Warrant liability
	2022	2021
Warrant Liability balance at beginning of period	606,000	560,000
Additions to warrant liability	—	(1,736,000)
Change in fair value	993,000	1,782,000

Balance at end of period	1,599,000	606,000